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FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

_____   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_____________________ to _____________________

Date of Report (Date of earliest event reported) __________________________________

Commission File Number of securitizer: __________________________________

Central Index Key Number of securitizer: __________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

[ X ] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of securitizer: 0001828452

  1GoldenTree ABS Management LLC – Series E

(Exact name of securitizer as specified in its charter)

George Wilkinson, (212) 847-3607

Name and telephone number, including area code, of the person to contact in connection with this filing

1 GoldenTree ABS Management LLC – Series E, as securitizer, is filing this Form ABS-15G in respect of issuances of asset-backed securities by the following issuer (under Rule 144A of the Securities Act of 1933, as amended from time to time): CommonBond Student Loan Trust 2020-1.

INFORMATION TO BE INCLUDED IN THE REPORT
FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS 15-G.  Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GOLDENTREE ABS MANAGEMENT LLC – SERIES E, a series of GoldenTree ABS Management LLC

By:	/s/ George Wilkinson
Name: George Wilkinson
Title: Vice President

Date October 16, 2020

EXHIBIT INDEX

Exhibit Number

Exhibit 99.1          Independent Accountants’ Report on Applying Agreed-Upon Procedures from Deloitte & Touche LLP